UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999

Check here if Amendment [ X ];      Amendment Number:  2
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Omar N. Billawala
Title:            Chief Operating Officer
Phone:            (408) 294-2200

Signature, Place, and Date of Signing:

                  /s/ Omar N. Billawala       San Jose, California      08/31/00
                  ---------------------       --------------------    ----------
                  [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                             0
                                                     ---------------------------

Form 13F Information Table Entry Total:                                      103
                                                     ---------------------------

Form 13F Information Table Value Total:              $                   820,297
                                                     ---------------------------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Firsthand Capital Management, Inc.
                                                              FORM 13F
                                                           as of 09/30/99



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC, INC.                COM         00651F108          6,152      155,000   SH       SOLE                 155,000
ADC TELECOMMUNICATIONS, INC. COM         000886101          5,033      120,000   SH       SOLE                 120,000
ADVANCED FIBRE COMMUNICATION COM         00754A105          1,813       81,500   SH       SOLE                  81,500
ALTERA CORP.                 COM         021441100          6,586      151,846   SH       SOLE                 151,846
AMERICA ONLINE, INC.         COM         02364J104          4,602       48,504   SH       SOLE                  48,504
AMGEN, INC.                  COM         031162100          2,380       29,200   SH       SOLE                  29,200
APPLIED MATERIALS, INC.      COM         038222105          4,867       62,500   SH       SOLE                  62,500
APPLIED MICRO CIRCUITS CORP. COM         03822W109         29,697      521,000   SH       SOLE                 521,000
APPLIED SCIENCE & TECHNOLOGY COM         038236105          2,011       97,500   SH       SOLE                  97,500
AT&T CORP.                   COM         001957109         22,980      528,283   SH       SOLE                 528,283
AT HOME CORP.                COM         045919107            257        6,000   SH       SOLE                   6,000
AVANTI CORP.                 COM         053487104          7,663      429,462   SH       SOLE                 429,462
AWARE, INC.                  COM         05453N100            287       10,000   SH       SOLE                  10,000
BIOGEN, INC.                 COM         090597105            338        4,000   SH       SOLE                   4,000
BOSTON SCIENTIFIC CORP.      COM         101137107          3,624      146,800   SH       SOLE                 146,800
C. R. BARD, INC.             COM         067383109            894       19,000   SH       SOLE                  19,000
C-BRIDGE INTERNET SOLUTIONS  COM         12500B105            243        5,000   SH       SOLE                   5,000
CABLETRON SYSTEMS, INC.      COM         126920107         17,413    1,110,000   SH       SOLE               1,110,000
CADENCE DESIGN SYSTEMS, INC. COM         127387108          2,271      171,298   SH       SOLE                 171,298
CARDIMA, INC.                COM         14147M106            617      470,000   SH       SOLE                 470,000
CARDIOTHORACIC SYSTEMS, INC. COM         141907105          9,770      583,300   SH       SOLE                 583,300
CELERITEK, INC.              COM         150926103          3,198      522,200   SH       SOLE                 522,200
CENTOCOR, INC.               COM         152342101         10,541      180,000   SH       SOLE                 180,000
CHECK POINT SOFTWARE TECHNOL COM          M2246510          1,140       13,500   SH       SOLE                  13,500
CIENA CORP                   COM         171779101         23,159      634,500   SH       SOLE                 634,500
CISCO SYSTEMS, INC.          COM         17275R102          8,826      137,460   SH       SOLE                 137,460
CONCORD COMMUNICATIONS, INC. COM         206186108         26,931      677,500   SH       SOLE                 677,500
CONCUR TECHNOLOGIES, INC.    COM         206708109            287        9,900   SH       SOLE                   9,900
CONEXANT SYSTEMS, INC        COM         207142100         16,229      225,296   SH       SOLE                 225,296
COPPER MOUNTAIN NETWORKS INC COM         217510106          4,162       47,500   SH       SOLE                  47,500
CREE, INC.                   COM         225447101          9,536      281,000   SH       SOLE                 281,000
CRITICAL PATH, INC.          COM         22674V100            471        5,000   SH       SOLE                   5,000
CYMER, INC.                  COM         232572107          7,354      212,000   SH       SOLE                 212,000
DIGIMARC CORP.               COM         253807101            250        5,000   SH       SOLE                   5,000
DIGITAL MICROWAVE CORP.      COM         253859102          7,059      450,000   SH       SOLE                 450,000
EBENX INC.                   COM         278668108            271        6,000   SH       SOLE                   6,000
ENDOCARDIAL SOLUTIONS, INC.  COM         292962107          2,791      279,100   SH       SOLE                 279,100
ENDOSONICS CORP.             COM         29264K105          5,403      635,700   SH       SOLE                 635,700
EXCEL SWITCHING CORP.        COM         30067V108            707       19,700   SH       SOLE                  19,700
EXODUS COMMUNICATIONS, INC.  COM         302088109          3,718       51,600   SH       SOLE                  51,600
F5 NETWORKS, INC.            COM         315616102          3,876       57,000   SH       SOLE                  57,000
FVC.COM, INC.                COM         30266P100          3,354      238,500   SH       SOLE                 238,500
GALILEO TECHNOLOGY LTD. - IS ADR         M47298100         13,015      520,600   SH       SOLE                 520,600
GENERAL INSTRUMENT CORPORATI COM         370120107          7,652      159,000   SH       SOLE                 159,000
GENESIS MICROCHIP INC.       COM         371933102          5,607      317,000   SH       SOLE                 317,000
GLOBESPAN, INC.              COM         379571102         10,921      173,000   SH       SOLE                 173,000
GLOBIX CORPORATION           COM         37957F101         17,601      376,500   SH       SOLE                 376,500
GUIDANT CORPORATION          COM         401698105          5,470      102,000   SH       SOLE                 102,000
HEWLETT-PACKARD COMPANY      COM         428236103          1,196       13,000   SH       SOLE                  13,000
HI/FN, INC.                  COM         428358105          5,513       50,000   SH       SOLE                  50,000
HYPERION SOLUTIONS CORP.     COM         44914M104          1,100       50,000   SH       SOLE                  50,000
I2 TECHNOLOGIES, INC.        COM         465754109          1,436       37,000   SH       SOLE                  37,000
IMMUNEX CORP.                COM         452528102         17,090      394,000   SH       SOLE                 394,000
INFOSPACE, INC.              COM         45678T102            925       22,500   SH       SOLE                  22,500
INTEL CORPORATION            COM         458140100          9,490      127,705   SH       SOLE                 127,705
INTERNATIONAL BUSINESS MACHI COM         459200101          4,101       33,794   SH       SOLE                  33,794
INTRAWARE, INC.              COM         46118M103          1,200       46,000   SH       SOLE                  46,000
JDS UNIPHASE CORP.           COM         46612J101          3,131       28,440   PRN      SOLE                  28,440
KLA-TENCOR CORP.             COM         482480100          5,068       81,944   SH       SOLE                  81,944
LEGATO SYSTEMS, INC.         COM         524651106          4,752      109,000   SH       SOLE                 109,000
LUCENT TECHNOLOGIES INC.     COM         549463107          5,170       79,693   SH       SOLE                  79,693
MEDTRONIC, INC.              COM         585055106          2,453       69,086   SH       SOLE                  69,086
MEDIMMUNE, INC.              COM         584699102          1,078        6,500   SH       SOLE                   6,500
MERCK & COMPANY, INC.        COM         589331107            778       12,000   SH       SOLE                  12,000
MICROSOFT CORP.              COM         594918104          7,067       78,035   SH       SOLE                  78,035
MMC NETWORKS INC.            COM         55308N102            257        7,500   SH       SOLE                   7,500
MOTOROLA, INC.               COM         620076109         14,740      167,500   SH       SOLE                 167,500
NETSILICON, INC.             COM         64115X105          3,474      272,500   SH       SOLE                 272,500
NEWBRIDGE NETWORKS CORP.     COM         650901101         23,170      889,000   SH       SOLE                 889,000
NOVELLUS SYSTEMS INC.        COM         670008101          1,787       26,500   SH       SOLE                  26,500
NOVOSTE CORP.                COM         67010C100          1,306       73,200   SH       SOLE                  73,200
OAK INDUSTRIES, INC.         COM         671400505          9,350      275,000   SH       SOLE                 275,000
OPENTV CORP.                 COM         G67543101            401        5,000   SH       SOLE                   5,000
ORACLE CORPORATION           COM         68389X105          6,358      151,992   SH       SOLE                 151,992
PACKETEER, INC.              COM         695210104          6,046      177,500   SH       SOLE                 177,500
P-COM, INC.                  COM         693262107          1,421      203,000   SH       SOLE                 203,000
PERVASIVE SOFTWARE INC.      COM         715710109         13,127      380,500   SH       SOLE                 380,500
PMC-SIERRA, INC.             COM         69344F106         44,495      484,156   SH       SOLE                 484,156
PREDICTIVE SYSTEMS, INC.     COM         74036W102            262        4,000   SH       SOLE                   4,000
PREVIEW SYSTEMS INC.         COM         741379101            259        4,000   SH       SOLE                   4,000
QUADRAMED CORP.              COM         74730W101          4,639      618,500   SH       SOLE                 618,500
QUALCOMM INC                 COM         747525103         13,533       77,320   SH       SOLE                  77,320
QWEST COMMUNICATIONS INTERNA COM         749121109            727       24,600   SH       SOLE                  24,600
RADIANCE MEDICAL SYSTEMS, IN COM         750241101          3,273      484,900   SH       SOLE                 484,900
SAP AG-SPONSORED ADR         ADR         803054204            416        8,000   SH       SOLE                   8,000
SCIENTIFIC-ATLANTA, INC.     COM         808655104          1,983       40,000   SH       SOLE                  40,000
SEPRACOR INC.                COM         817315104            446        4,500   SH       SOLE                   4,500
SPEEDFAM-IPEC, INC.          COM         847705100          3,174      264,475   SH       SOLE                 264,475
STERLING COMMERCE, INC.      COM         859205106            390       21,000   SH       SOLE                  21,000
SUN MICROSYSTEMS, INC.       COM         866810104          7,152       83,814   SH       SOLE                  83,814
T-BILL 9/14/00               COM         912795EF4        133,322  140,000,000   PRN      SOLE             140,000,000
TEKELEC INC                  COM         879101103         11,741      850,000   SH       SOLE                 850,000
TELLABS, INC.                COM         879664100          2,278       40,000   SH       SOLE                  40,000
TERADYNE, INC.               COM         880770102          3,028       85,900   SH       SOLE                  85,900
TEXAS INSTRUMENTS INCORPORAT COM         882508104          4,050       53,990   SH       SOLE                  53,990
TRANSWITCH CORP.             COM         894065101          5,506       96,600   SH       SOLE                  96,600
TRIQUINT SEMICONDUCTOR, INC. COM         89674K103         36,077      630,850   SH       SOLE                 630,850
V3 SEMICONDUCTOR, INC.       COM         918392101            581       50,000   SH       SOLE                  50,000
VERISIGN INC.                COM         92343E102          2,290       21,500   SH       SOLE                  21,500
VIGNETTE CORPORATION         COM         926734104          5,023       55,500   SH       SOLE                  55,500
VITESSE SEMICONDUCTOR CORP.  COM         928497106         21,408      255,516   SH       SOLE                 255,516
XILINX, INC.                 COM         983919101         10,376       86,228   SH       SOLE                  86,228
ZORAN CORP.                  COM         98975F101         21,849      805,500   SH       SOLE                 805,500

REPORT SUMMARY:              103                          820,297
